PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 7,638,608
Balance at the end of the year	7,938,149	$ 7,638,608
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(2,147,846)	(1,376,886)
Depreciation	676,234	794,144
Disposals		23,184
Balance at the end of the year	(2,824,080)	(2,147,846)
Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	7,638,608
Balance at the end of the year	7,938,149	7,638,608
Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	9,786,454	8,643,900
Additions	625,775	1,180,750
Additions - Kingsway Project	350,000
Disposals		(38,196)
Balance at the end of the year	10,762,229	9,786,454
Property and Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(413,031)	(141,526)
Depreciation	277,685	271,505
Balance at the end of the year	(690,716)	(413,031)
Property and Buildings | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	5,952,225
Balance at the end of the year	5,778,155	5,952,225
Property and Buildings | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	6,365,256	6,192,912
Additions	3,615	172,344
Additions - Kingsway Project	100,000
Balance at the end of the year	6,468,871	6,365,256
Computer Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(85,549)	(43,789)
Depreciation	33,153	42,327
Disposals		567
Balance at the end of the year	(118,702)	(85,549)
Computer Equipment | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	50,943
Balance at the end of the year	17,790	50,943
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	136,492	93,498
Additions		46,395
Disposals		(3,401)
Balance at the end of the year	136,492	136,492
Geological Equipment and Other Facilities | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(1,016,219)	(787,598)
Depreciation	184,532	228,621
Balance at the end of the year	(1,200,751)	(1,016,219)
Geological Equipment and Other Facilities | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	1,294,811
Balance at the end of the year	1,943,889	1,294,811
Geological Equipment and Other Facilities | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	2,311,030	1,547,454
Additions	583,610	763,576
Additions - Kingsway Project	250,000
Balance at the end of the year	3,144,640	2,311,030
Vehicles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(625,256)	(403,561)
Depreciation	173,193	244,312
Disposals		22,617
Balance at the end of the year	(798,449)	(625,256)
Vehicles | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	310,067
Balance at the end of the year	175,424	310,067
Vehicles | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	935,323	779,888
Additions	38,550	190,230
Disposals		(34,795)
Balance at the end of the year	973,873	935,323
Office Furniture and Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(7,791)	(412)
Depreciation	7,671	7,379
Balance at the end of the year	(15,462)	(7,791)
Office Furniture and Equipment | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	30,562
Balance at the end of the year	22,891	30,562
Office Furniture and Equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	38,353	30,148
Additions		8,205
Balance at the end of the year	$ 38,353	$ 38,353